CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Treasury Stock	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings
Balance at Dec. 31, 2010	$ 392,412	$ 1,086	$ (3)	$ 489,672	$ (436,566)	$ 338,223
Balance (in shares) at Dec. 31, 2010		108,611	1
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)	13,437					13,437
Net movement in other comprehensive income	(19,539)				(19,539)
Treasury stock distributed			3	(3)
Treasury stock distributed (in shares)		1	(1)
Warrants issued	54,043			54,043
Issuance of common stock		10		(10)
Issuance of common stock (in shares)		952
Stock compensation	2,182			2,182
Balance at Dec. 31, 2011	442,535	1,096		545,884	(456,105)	351,660
Balance (in shares) at Dec. 31, 2011		109,564
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)	(105,204)					(105,204)
Net movement in other comprehensive income	102,834				102,834
Issuance of common stock (in shares)		40
Stock compensation	139			139
Balance at Dec. 31, 2012	440,304	1,096		546,023	(353,271)	246,456
Balance (in shares) at Dec. 31, 2012		109,604
Increase (Decrease) in Stockholders' Equity
Net Income/(Loss)	37,523					37,523
Net movement in other comprehensive income	120,574				120,574
Issuance of common stock		1		(1)
Issuance of common stock (in shares)		49
Stock compensation	75			75
Balance at Dec. 31, 2013	$ 598,476	$ 1,097		$ 546,097	$ (232,697)	$ 283,979
Balance (in shares) at Dec. 31, 2013		109,653